Redeemable Convertible Preferred Stock - Narrative (Details)	Dec. 31, 2021 shares
Temporary Equity [Abstract]
Redeemable convertible preferred stock, shares issued (in shares)	0
Redeemable convertible preferred stock, shares outstanding (in shares)	0